Document and Entity Information	Apr. 29, 2026
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	Cartesian Growth Corp III
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002049662
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2